Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 215,678,987.76
Total Fee Amount	29,785.27
Total Offset Amount	0.00
Net Fee	$ 29,785.27
Offering Table N/A
Offset Table N/A	N/A